SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

19. SEGMENT INFORMATION

Reportable segments

The Group operates as a single reportable segment, which is consistent with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance. The Group’s operations are centralized and integrated, with financial results reviewed and managed on a consolidated basis. Accordingly, management has determined that the Group has one reportable segment under ASC Topic 280, Segment Reporting.

Measure of segment profit or loss

The CODM reviews financial information on a consolidated basis, using Net Income as the primary measure of segment performance to monitor budget versus actual results and decide where to allocate and invest additional resources to achieve continued growth. Net Income is defined as revenues less operating expenses, other segment items (including interest income, other income and other expenses), and income taxes.

Significant segment expense categories provided to the CODM

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	For the years ended December 31,
	2024	2025	2025
	HK$	HK$	US$

Revenues	5,978,961	37,902,684	4,889,407

Allowance for credit losses	(67,263)	(5,475)	(706)
Employee compensation and benefits	(1,404,059)	(6,487,950)	(836,939)
Financial Advisory Fee	-	(1,558,250)	(201,013)
Information costs	(393,987)	(281,407)	(36,301)
Introduction fees	-	(2,699,690)	(348,257)
Lease expenses	(331,945)	(1,991,668)	(256,923)
Legal and professional fee	(40,000)	(775,012)	(99,976)
Rates and building management fees	(138,355)	(484,972)	(62,561)
Other general and administrative expenses	(561,706)	(787,792)	(101,624)

Other segment income, net	305,629	648,669	83,678

Income tax expense	-	-	-

Net income	3,347,275	23,479,137	3,028,785

The following table presents revenues by geographic area based on the location where services are provided:

	For the years ended December 31,
	2024	2025	2025
	HK$	HK$	US$

Hong Kong	5,978,961	37,902,684	4,889,407
Total revenues	5,978,961	37,902,684	4,889,407